General - Summary of Ordinary Shares Repurchased (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended														2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2016	Mar. 31, 2016	Jun. 16, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Aug. 18, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Dec. 31, 2013	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	Aug. 18, 2016	May 31, 2017	Mar. 31, 2017
General [Line Items]
Start Period	Nov. 25, 2016	Mar. 17, 2016				Mar. 01, 2017	Feb. 01, 2017	Jan. 01, 2017	Dec. 01, 2016		Aug. 01, 2016	Jul. 01, 2016	Jun. 01, 2016	May 01, 2016	Apr. 01, 2016
End Period	Nov. 30, 2016	Mar. 31, 2016				Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016		Aug. 18, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016
Total Number of Shares Purchased	68,641	67,339					51,150	156,353	242,821		455,393	318,080	290,298	552,474	117,515	1,959,514					1,801,099		2,252,725
Average Price Paid per Share	$ 105.21	$ 140.30					$ 106.02	$ 103.33	$ 104.87		$ 138.71	$ 141.28	$ 142.32	$ 134.86	$ 141.46	$ 97.50					$ 138.80
Subsequent Event [Member]
General [Line Items]
Start Period				May 01, 2017	Apr. 01, 2017
End Period				May 31, 2017	Apr. 30, 2017
Total Number of Shares Purchased			45,814	34,193																		553,158
Average Price Paid per Share			$ 106.44	$ 105.58																		$ 104.63
Dollar Value of Shares that May Yet Be Purchased Under the Program				$ 192,125																		$ 192,125
10b5-1 Program [Member]
General [Line Items]
Total Number of Shares Purchased	68,641									311,462							467,815	518,965	518,965
10b5-1 Program [Member] | Subsequent Event [Member]
General [Line Items]
Total Number of Shares Purchased																				518,965		553,158